Summary of significant accounting policies (Details) - Schedule of fair value disclosure - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment	$ 1,056,286	$ 1,749,092
Level 1 [Member]
Summary of significant accounting policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment
Level 2 [Member]
Summary of significant accounting policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment	1,056,286	1,749,092
Level 3 [Member]
Summary of significant accounting policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment